[CHAPMAN AND CUTLER LETTERHEAD]

April 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 643 and under the Investment Company Act of 1940, as amended, Amendment No. 644 to the Registrant’s registration statement on Form N‑1A (the “Amended Registration Statement”).  The Amended Registration Statement relates to Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly (formerly Innovator 20+ Year Treasury Bond 5 Floor ETF™ – July) (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act. The sole purpose of this filing is to reflect a change in the length of the Fund’s outcome period from one year to three months (e.g. quarterly) commencing with the outcome period beginning on July 1, 2021.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement.  We have relied upon the registration statement relating to the Innovator 20+ Year Treasury Bond 5 Floor ETF™ – July (the “Current Innovator 20+ Year Treasury Bond 5 Floor Fund”) and the relief requested under Rule 485(b)(1)(viii) (the “Prior Template Filing Relief”) detailed in ADI 2018-02 and granted by the Staff of the U.S. Securities and Exchange Commission, as precedent in drafting the Amended Registration Statement and consider portions of such filing to be substantially similar to the Amended Registration Statement.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is substantially similar to the disclosures made in the registration statement relating to Current Innovator 20+ Year Treasury Bond 5 Floor Fund common shares (File Nos. 333‑146827 and 811‑22135, Post-Effective Amendment No. 557 under the 1933 Act).  The Fund notes that the Fund’s strategy is designed to produce outcomes over the duration of an outcome period, which will be three months and will reset on a quarterly basis, whereas the Current Innovator 20+ Year Treasury Bond 5 Floor Fund provides an outcome period of one year and resets on an annual basis. Additionally, the Fund has made applicable changes that is consistent with the Prior Template Relief Filing. Except as provided above, the disclosure in the Amended Registration Statement has generally been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period and respective caps.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845‑3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures